Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation Weighted-Average Number of Shares

The following is a reconciliation of the weighted-average number of shares used to compute basic and diluted net income (loss) per share (in thousands, except per share amounts):

	Year Ended December 31,
	2017	2016	2015
Numerator :
Net income (loss) attributable to Class A common stockholders	$(8,021)	$8,349	$4,023
Denominator:
Weighted-average Class A common shares—basic	89,778	89,862	89,866
Effect of dilutive securities:
Stock options and non-vested shares	—	—	—

Weighted-average Class A common shares—diluted	89,778	89,862	89,866

Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$(0.09)	$0.09	$0.04